Deposits - Composition of Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Noninterest-bearing deposits	$ 84,158	$ 89,989
Interest-bearing deposits
Interest checking	127,188	127,453
Money market savings	206,805	199,378
Savings accounts	45,389	43,219
Time deposits	54,769	52,273
Total interest-bearing deposits	434,151	422,323
Total deposits	$ 518,309	$ 512,312